Note 6 Notes Payable (Details) (USD $)	3 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended													6 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 04, 2014	Jun. 30, 2014 $115,000 March 31, 2014 Convertible Notes	Mar. 31, 2014 $115,000 March 31, 2014 Convertible Notes	Jun. 30, 2014 $100,000 May 8, 2014 Convertible Note	May 08, 2014 $100,000 May 8, 2014 Convertible Note	Jun. 30, 2014 $1,105,000 June 4, 2014 Convertible Note	Jun. 04, 2014 $1,105,000 June 4, 2014 Convertible Note	Jun. 04, 2014 Initial Cash Purchase Price	Jun. 04, 2014 Secured investor note #1	Jun. 04, 2014 Secured investor note #2	Jun. 04, 2014 Secured investor note #3	Jun. 04, 2014 Secured investor note #4	Jun. 04, 2014 Investor note #5	Jun. 04, 2014 Investor note #6	Jun. 04, 2014 Investor note #7	Jun. 04, 2014 Investor note #8	Jun. 04, 2014 Investor note #9	Jun. 04, 2014 Investor note #10	Jun. 30, 2014 $1,500,000 June 25, 2014 Convertible Note	Jun. 25, 2014 $1,500,000 June 25, 2014 Convertible Note	Jun. 30, 2014 $1,500,000 June 25, 2014 Convertible Note Warrant
Debt Instrument, Face Amount					$ 115,000		$ 100,000		$ 1,105,000		$ 85,000	$ 85,000	$ 85,000	$ 85,000	$ 85,000	$ 85,000	$ 85,000	$ 85,000	$ 85,000	$ 85,000		$ 1,500,000
Debt Instrument, Maturity Date				Mar. 31, 2015		Nov. 08, 2014		Nov. 04, 2015
Debt Instrument, Interest Rate, Stated Percentage					8.00%		12.00%		10.00%													5.00%
Original Issue Discount, Percentage				5.00%
Proceeds from Convertible Notes		1,360,000		115,000				170,000
Debt Instrument, Purchase Price, Description				the purchase price for each note is $55,000				The purchase price for the note is $1,000,000, computed as $1,105,000 original principal balance, less the original issue discount													purchase price of $1,000,000 (the “Note”)
Debt Instrument, Convertible, Terms of Conversion Feature				At the option of the holder after 180 days, all or any amount of the principal of the note then outstanding may be converted into shares of the Company’s common stock. The conversion price for each share is 70% of the average of the 3 lowest closing bid prices for twenty prior trading days. Interest shall be paid by the Company in common stock.		The note may be converted to stock at a conversion price equal to 45% discount to the average of the three lowest trades on the previous ten trading days to the date of conversion.															The Note will be convertible at the option of the Investor at any time into shares of the Company’s common stock at a conversion price equal to the less of (i) $1.90 and (ii) 70% (60% in the event of default) of the average of the two lowest volume-weighted-average-price of the Common Stock during the 12 consecutive trading days immediately preceding the applicable conversion date.
Derivative Liability				84,506		157,693	129,359														1,164,745		404,288
Accretion expense		104,345		42,723		37,261		2,065													15,955		2,684
Gain (loss) on revaluation of derivative liability	(229,632)	(229,632)		27,019		28,333															191,855		50,514
Cash Redemption Premium						130.00%
Gain (loss) on excess derivative liability over note principal	(390,031)	(390,031)				29,359															360,672
Original issue discount									100,000	15,000	8,500	8,500	8,500	8,500	8,500	8,500	8,500	8,500	8,500	8,500	500,000
Conversion price for each lender conversion									$ 1.65
Market trading price			$ 2.04
Beneficial Conversion Feature								41,212
Debt Instrument, Redemption, Description																					All or part of the then remaining principal amount of the Note may be prepaid at any time at a price equal to 125% of the sum of the remaining principal amount of the Note to be prepaid plus all accrued and unpaid interest thereon.
Debt Instrument, Description																					The principal amount of the Note will be reduced by $500,000 if the shares of Common Stock underlying the Note are registered for public resale pursuant to an effective registration statement by August 24, 2014.
Carrying amount																					$ 19,666.73
Warrants, Issued																							297,832
Exercise Price																							$ 2.15